LOANS RECEIVABLE, NET - Movement of allowance for uncollectible loans receivable (Details)	6 Months Ended
Sep. 30, 2022 USD ($)
LOANS RECEIVABLE, NET
Beginning balance	$ 46,115,732
Foreign currency translation adjustments	(5,019,020)
Ending balance	$ 41,096,712